Abacus Settlements LLC - SUBSEQUENT EVENT	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
SUBSEQUENT EVENT

21.	SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions from the condensed consolidated balance sheet date through the date at which the condensed consolidated financial statements were issued.
Fixed Rate Senior Unsecured Notes
On November 6, 2023, the Company filed a prospectus on Form S-1 to issue and sell fixed rate senior unsecured notes up to $40,000,000 aggregate principal amount of the Company’s senior unsecured promissory notes (“Fixed Unsecured Notes”) which closed on November 10, 2023. The net proceeds after related debt issue costs, were used by the Company to repay the Owl Rock Credit Facility, with the remaining to be used for general corporate purposes. This loan is based on a fixed interest rate of 9.875%, provides for quarterly interest payments beginning on February 15, 2024, and has a term of five years with a maturity date of November 15, 2028. The Company has the option to redeem the Fixed Unsecured Notes in whole or in part at a price of 100% of the outstanding principal balance on or after November 15, 2027. The notes will be senior unsecured obligations of the Company and will rank equal in right of payment to all of the Company’s other senior unsecured indebtedness from time to time outstanding.
Long-term Incentive Plan
In October of 2023, the Compensation Committee approved the issuance of 2,468,500 restricted stock units (“RSU’s”) to executives, employees and directors as part of the Company’s 2023 Long-Term Equity Compensation Incentive Plan (“Long-term Incentive Plan”) This plan provides for equity-based awards, including restricted stock units, performance stock units (“PSU”), stock options and unrestricted shares of common stock, may be granted to officers, key employees and directors of the Company. The Company has granted RSUs that provide the right to receive, subject to service based vesting conditions, shares of common stock pursuant to the Equity Plan. After the issuance, 621,500 shares of common stock remained available for issuance of the 3,090,000 shares that are authorized for issuance under the Long-term Incentive Plan. The expense associated with the awards will be based on the fair value of the shares as of the grant date, where the Company will elect to straight line recognition over the vesting period, which is three years.
Each RSU entitles the unit holder to one share of common stock when the restriction expires. RSUs have service conditions associated with them that range from one
to three years. In our plan, subject to continuous employment, 10% of the Initial Annual Award will vest at 12 months following the date of grant and 90% of the Initial Annual Award will vest at 36 months following the date of the grant. A minimum of 10% of the Initial Annual Award will vest if termination by the Employer without cause or by the executive for good reason occurs within the first 12 months of the grant. After satisfying the above vesting conditions, the participants will be fully entitled to their shares of Class A common stock. Shares that are issued upon vesting are newly issued shares from the Long-term Incentive Plan and are not issued from treasury stock. Forfeitures are recorded as they occur.

17.	SUBSEQUENT EVENTS
Completion of the Business Combination on June 30, 2023
On August 30, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with East Resources Acquisition Company (Nasdaq: ERES) and Abacus Settlements, LLC (“Abacus”), which was subsequently amended on October 14, 2022. As part of the Merger Agreement, the holders of the Company’s common units together with the holders of Abacus, a commonly owned affiliate, were to receive aggregate consideration of approximately $531,750,000, payable in a number of newly issued shares of Class A common stock, par value $0.0001 per share. The merger was completed on June 30, 2023.
Long-Term Debt
Owl Rock Credit Facility
On July 5, 2023 (the “Owl Rock Closing Date”), the Company entered into that certain Credit Agreement (the “Owl Rock Credit Facility”), among the Company, as borrower, the several banks and other persons from time to time party thereto (the “Owl Rock Lenders”), and Owl Rock Capital Corporation, as administrative and collateral agent for the Owl Rock Lenders thereunder. The Owl Rock Credit Facility provides credit extensions for (i) an initial term loan in an aggregate principal amount of $25.00 mill ion upon the closing of the Owl Rock Credit Facility and (ii) optional delayed draw term loans in an aggregate principal amount of up to $
25.00
 million available for 180 days after the Owl Rock Closing Date, subject to the requirement that on each delayed draw date, the proceeds may be used for working capital and the business requirements of the enterprise, and to fund acquisitions, investments and other transactions permitted by the loan documentation. It provides a delayed draw commitment fee rate of
0.50
% per annum applicable to undrawn commitments during the Delayed Draw Term Loan Availability Period and matures on July 5, 2028, the date that is five years after the closing of the Owl Rock Credit Facility. The Owl Rock Credit Facility was paid in full as of November 10, 2023.
Sponsor PIK Note
On the June 30, 2023, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, East Sponsor, LLC, a Delaware limited liability company (“Sponsor”), made an unsecured loan to the Company in the aggregate amount of $10,471,648 (the “Sponsor PIK Note”) with an interest rate of 12% per annum compounding semi-annually. Accrued interest is payable in arrears quarterly starting on September 30, 2023 by adding it to the outstanding principal balance. The Sponsor PIK Note matures on June 30, 2028 (the “Maturity Date”) and may be prepaid at any time in accordance with its terms without any premium or penalty.
LMA Income Series II, LP and LMA Income Series II, GP LLC Secured Borrowing
LMA Income Series II, GP, LLC, wholly owned and controlled by that LMA Series, LLC, formed a limited partnership, LMA Income Series II, LP and issued partnership interests to limited partners in a private placement offering. The initial term of the offering is three years with the ability to extend for two additional one-year
periods at the discretion of the general partner, LMA Income Series II, GP, LLC. The limited partners will receive annual dividends equal to the Preferred Return Amounts as follows: Capital commitment less than $500,000, 7.5%; between $500,000 and $1,000,000, 7.75%; over $1,000,000, 8%. Thereafter, 100% of the excess to be paid to the General Partner.
SPV Purchase and Sale Note
On July 5, 2023, the Company entered into an Asset Purchase Agreement (the “Policy APA”) to acquire certain insurance policies with an aggregate fair market value of $10.0 million from Abacus Investment SPV, LLC, a Delaware limited liability company (“SPV”), in exchange for a payable obligation owed by the Company to SPV (such acquisition transaction under the Policy APA, the “SPV Purchase and Sale”).
The payable obligation owed by the Company to SPV in connection with the SPV Purchase and Sale is evidenced by a note issued by the Company to SPV in connection with the SPV Investment Facility, as defined below, (the “SPV Purchase and Sale Note”) in an original principal amount equal to the aggregate fair market value of the acquired insurance policies. The SPV Purchase and Sale Note has the same material terms and conditions as the other credit extensions under the SPV Investment Facility.
SPV Investment Facility
On July 5, 2023, the Company entered into a credit agreement between the Company, as borrower, and the SPV, as lender (the “SPV Investment Facility”) whereby the Company is able to borrow additional funds from SPV.
The SPV Investment Facility provides, among other things, for the following:
requires that certain subsidiaries of the Company guarantee the credit extensions provided under the SPV Investment Facility pursuant to separate documentation;
is unsecured without collateral security provided in favor of SPV and subordinated in right of payment to the Company’s obligations under the Owl Rock Credit Facility, subject to limited specified exceptions and circumstances for permitting early payment;
provides for certain credit extensions in an aggregate principal amount of $25.0 million recorded in the SPV purchase and sale note line item on the condensed consolidated balance sheets, which includes: (i) an initial credit extension in an original principal amount of $
15.0

million that was funded upon the closing of the SPV Investment Facility, and (ii) the SPV Purchase and Sale Note for the original principal amount of $10.0 million to finance the purchase of the insurance policies under the Policy APA;
provides for proceeds to be used for payment of certain transaction expenses, general corporate purposes and any other purposes not prohibited by the agreement or applicable law;
matures on July 5, 2026, three years after the closing of the SPV Investment Facility, subject to two automatic extensions of one year each without any amendment of the relevant documentation, but also subject to applicable subordination restrictions in relation to the Owl Rock Credit Facility;
provides for interest to accrue on the SPV Investment Facility at a rate of 12% per annum, payable quarterly, all of which is to be paid in-kind
by the Company by increasing the principal amount of the SPV Investment Facility owing to the SPV on each interest payment date;
provides a default rate that will accrue at 2.00% per annum (subject to applicable subordination restrictions) over the rate otherwise applicable. If cash payment is not permitted due to applicable subordination restrictions or otherwise, such default interest shall be paid in-kind;
provides that no principal payments shall be required prior to maturity;
contains financial and other covenants substantially similar and not materially worse than those contained in the Owl Rock Credit Facility from the perspective of the Company; and
provides for certain specified events of default (including certain events of default subject to grace or cure periods), with the occurrence and during the continuance of such events of default enabling the lender under the SPV Investment Facility to accelerate the obligations under the SPV Investment Facility, among other rights or remedies, subject to applicable subordination restrictions.
Fixed Rate Senior Unsecured Notes
On November 10, 2023, the Company issued and sold fixed rate senior unsecured notes of $35,650,000 aggregate principal amount of the Company’s senior unsecured promissory notes (“Fixed Unsecured Notes”). The net proceeds after related debt issue costs, were used by the Company to repay the Owl Rock Credit Facility, with the remaining to be used for general corporate purposes. This loan is based on a fixed interest rate of 9.875%, provides for quarterly interest payments beginning on February 15, 2024, and has a term of five years with a maturity date of November 15, 2028. The Company has the option to redeem the Fixed Unsecured Notes in whole or in part at a price of 100% of the outstanding principal balance on or after November 15, 2027. The notes will be senior unsecured obligations of the Company and will rank equal in right of payment to all of the Company’s other senior unsecured indebtedness from time to time outstanding.
Long-term Incentive Plan
In October of 2023, the Compensation Committee approved the issuance of 2,468,500 restricted stock units (“RSU’s”) to executives, employees and directors as part of the Company’s 2023 Long-Term Equity Compensation Incentive Plan (“Long-term Incentive Plan”) This plan provides for equity-based awards, including restricted stock units, performance stock units (“PSU”), stock options and unrestricted shares of common stock, may be granted to officers, key employees and directors of the Company. The Company has granted RSUs that provide the right to receive, subject to service based vesting conditions, shares of common stock pursuant to the Equity Plan. After the issuance, 621,500 shares of common stock remained available for issuance of the 3,090,000 shares that are authorized for issuance under the Long-term Incentive Plan. The expense associated with the awards will be based on the fair value of the shares as of the grant date, where the Company will elect to straight line recognition over the vesting period, which is three years.
STOCK- BASED COMPENSATION
CEO Restriction Agreement:
Effective upon Business Combination close, the Chief Executive Officer (“CEO”) entered into a Restriction Agreement with Abacus Life, Inc. that provides terms for the CEO’s ownership interest grant that were assigned to him from the three original founders of Abacus Settlements. As of the Closing Date as provided in the Merger Agreement amended on April 21, 2023, the CEO shall receive 4,569,922 shares of Restricted Stock.

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
SUBSEQUENT EVENT
8.	SUBSEQUENT EVENT
On June 30, 2023, Abacus consummated the merger with LMA. Abacus has evaluated its subsequent events through August 14, 2023, the date that the financial statements were issued and determined that there were no events that occurred that required disclosure.

15.	SUBSEQUENT EVENTS
The Company has evaluated its subsequent events through February 17, 2023, the date that the financial statements were available to be issued.